Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	CornerCap Group of Funds /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	Dec. 14, 2015
Document Effective Date	Dec. 15, 2015
Prospectus Date	Dec. 15, 2015